Operating Costs - Information About Exceptional Operating Items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Exceptional operating items [abstract]
Other external charges		£ 42	£ 49
Decrease in inventories	£ 3
Depreciation, amortisation and impairment
- Brand, goodwill and tangible asset impairment	125		118
Total exceptional operating costs (note 4)	£ 128	£ 42	£ 167